Expense Example - SEI Ang Research Enhanced U.S. Large Cap ETF - SEI Ang Research Enhanced U.S. Large Cap ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	$ 32